Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

R&D costs	5,000	6,000	6,000	963

Schedule of Due from Related Parties [Table Text Block]
	As at December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayment of R&D costs	6,000	-	-
Loan receivable	-	1,263	203
Total	6,000	1,263	203